Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss	$ (9,047)	$ (7,366)
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
Cash in bank	34,668	26,725	$ 21,285
Allowance for doubtful accounts	3,045	3,269
Prepayments and other assets	$ 600	400
Intangible assets estimated useful lives	5 years			5 years
Contract liabilities recognized	$ 800	800	700
Contract liabilities	1,600	1,000
Government subsidies	200	200	800
Advertising expense	100	100	50
Employee welfare contribution expenses	$ 2,300	2,500	$ 1,300
Operating leases term	1 year			1 year
VAT range	13.00%			13.00%
Tax benefit rate	50.00%
Tax authorities	5 years
VIE least rate	10.00%
Deposited amount	$ 40,200	$ 29,300
Percentage depreciated	1.49%	1.70%
Percentage of total revenue	10.00%			10.00%
Registered of capital	$ 27,200	$ 27,200
China Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
No Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1217	7.0467	6.7261	7.1217
China, Yuan Renminbi | Equity [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1884	7.0827		7.1884
Fair Value, Concentration of Risk, All Financial Instruments [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance amounts not covered	$ 37,700	$ 26,400
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	5 years			5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	50 years			50 years
Hubei Luge Logistics Co., Ltd. [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.90%
Jilin Baoqi Smart Logistics Industry Center Co., Ltd [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.80%
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.70%
Management Services [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities	$ 500	$ 900
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	22.00%			22.00%
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	12.30%	32.70%	23.50%	12.30%
Class A Ordinary Share [Member]
Summary of Significant Accounting Policies [Line Items]
Number of votes	one vote
Share issued (in Shares) | shares	1			1
Class B Ordinary Share [Member]
Summary of Significant Accounting Policies [Line Items]
Number of votes	ten votes